Warrants	12 Months Ended
Mar. 31, 2021
Warrants [Abstract]
Warrants

13. Warrants

The Company completed a seven-for-one share consolidation on August 28, 2020. All figures in this Note have been retroactively restated to give effect to this share consolidation. See Note 2(a) for further details.

As at March 31, 2021 the Company had outstanding warrants, enabling the holders to acquire common shares as follows:

	Exercise	Balance				Balance
Expiry Date	Price	March 31, 2020	Issued	Exercised	Expired	March 31, 2021
May 17, 2020	CDN $5.25	417,457	—	—	(417,457)	—
May 31, 2020	CDN $5.25	54,929	—	—	(54,929)	—
October 17, 2020	CDN $7.70	44,500	—	(44,498)	(2)	—
June 29, 2021	CDN $4.55	628,571	—	—	—	628,571
September 25, 2021	CDN $3.50	527,143	—	(36,071)	—	491,072
October 12, 2021	CDN $3.50	775,000	—	(721,429)	—	53,571
March 14, 2022	CDN $4.20	685,714	—	—	—	685,714
May 6, 2023	USD $2.6677	866,510	—	(813,475)	—	53,035
May 8, 2023	USD $2.6677	70,258	—	(56,555)	—	13,703
Total outstanding		4,070,082	—	(1,672,028)	(472,388)	1,925,666
Weighted Average
Exercise Price (CDN$)		$4.06	NA	$3.65	$5.25	$4.06
Weighted Average Life		1.7 years				0.6 years

During the year ended March 31, 2021, a total of 472,388 warrants exercisable at CDN $5.25 per share expired unexercised.

During the year ended March 31, 2021 the Company issued the following common shares from the exercise of warrants:

  44,498 common shares were issued at a price of CDN$7.70 per share pursuant to the exercise of 44,498 warrants;

  757,500 common shares were issued at a price of CDN$3.50 per share pursuant to the exercise of 757,500 warrants, and

  870,030 common shares were issued at a price of $2.6677 per share pursuant to the exercise of 870,030 warrants.

As at March 31, 2020 the Company had outstanding warrants, enabling the holders to acquire common shares as follows:

	Exercise	Balance				Balance
Expiry Date	Price	March 31, 2019	Issued	Exercised	Expired	March 31, 2020
May 17, 2020	CDN $5.25	417,457	—	—	—	417,457
May 31, 2020	CDN $5.25	54,929	—	—	—	54,929
October 17, 2020	CDN $7.70	44,500	—	—	—	44,500
June 29, 2021	CDN $4.55	628,571	—	—	—	628,571
September 25, 2021	CDN $3.50	527,143	—	—	—	527,143
October 12, 2021	CDN $3.50	792,857	—	(17,857)	—	775,000
March 14, 2022	CDN $4.20	685,714	—	—	—	685,714
May 6, 2023	USD $2.6677	—	866,510	—	—	866,510
May 8, 2023	USD $2.6677	—	70,258	—	—	70,258
Total outstanding		3,151,171	936,768	(17,857)	—	4,070,082
Weighted Average
Exercise Price (CDN$)		$4.20	$3.78	$3.50	NA	$4.06
Weighted Average Life		2.3 years				1.7 years

During May 2019 the Company issued 936,768 warrants as part of a private placement of 1,873,536 units for gross proceeds of $4.0 million (Note 11). Under the offering the Company sold 1,873,536 Units at a price of $2.135 per unit, with each unit being comprised of one GreenPower common share and one-half share purchase warrant. Each full warrant is exercisable into one share for a period of four years at an exercise price of $2.6677 per share, and the warrants contain terms whereby if the share price is above CDN $8.40 per share for ten (10) consecutive trading days then the Company may issue an acceleration notice to accelerate the expiry of the warrants by thirty (30) days from the date of the acceleration notice.

As at March 31, 2019, the Company had outstanding warrants, enabling the holders to acquire common shares as follows:

	Exercise	Balance				Balance
Expiry Date	Price	March 31, 2018	Issued	Exercised	Expired	March 31, 2019
October 1, 2018	CDN $1.75	57,143	—	—	(57,143)	—
December 10, 2018	CDN $7.00	36	—	—	(36)	—
December 16, 2018	CDN $7.00	21,990	—	—	(21,990)	—
May 17, 2020	CDN $5.25	417,457	—	—	—	417,457
May 31, 2020	CDN $5.25	54,929	—	—	—	54,929
October 17, 2020*	CDN $7.70	48,896	—	—	(4,396)	44,500
June 29, 2021	CDN $4.55	—	628,571	—	—	628,571
September 25, 2021	CDN $3.50	527,143	—	—	—	527,143
October 12, 2021	CDN $3.50	792,857	—	—	—	792,857
March 14, 2022	CDN $4.20	—	685,714	—	—	685,714
Total outstanding		1,920,451	1,314,285	—	(83,565)	3,151,171
Weighted Average
Exercise Price (CDN$)		$4.20	$4.34	NA	$4.90	$4.20
Weighted Average Life		3.0 years				2.3 years
* The TSX Venture exchange consented to an amendment of the October 16, 2016 warrant issuance. The expiry date was extended to October 17, 2020 and exercise price was reduced to CDN $7.70 per share.

In November 2018, 628,571 warrants were issued to two directors of the Company in consideration for guarantees offered by each of the two directors providing guarantees in support of the Company's Line of Credit (Note 10). The warrants are exercisable into one common share of the Company at a price of CDN$4.55 per share and expire on June 29, 2021 and had a calculated fair value of $948,640 (CDN $1,232,016). In March 2019 the Company agreed to issue 685,714 warrants to two Directors of the Company in consideration for additional guarantees offered by the two directors in support of an increase in the Company's Line of Credit (Note 10). The warrants are exercisable at an exercise price of CDN $4.20 per share and expire on March 14, 2022 and had a calculated fair value of $920,742 (CDN $1,229,378). The fair value of the warrants issued to the two directors is recognized under deferred financing fees in the Company's Statement of Financial Position and will be recognized in earnings over the 3-year term of the warrants, to approximate the estimated life of the benefits from the financing fees.

During the year ended March 31, 2019, 83,565 warrants expired unexercised or were otherwise forfeited.

The following table summarizes deferred financing fees for the years ended March 31, 2021 and March 31, 2020:

	March 31, 2021	March 31, 2020
Deferred Financing Fees, beginning of year	$1,045,221	$1,643,249
plus: Deferred Financing Fees Incurred During the Year	—	21,366
less: Amortization of Deferred Financing Fees	(628,483)	(619,394)
Deferred Financing Fees, end of year	$416,738	$1,045,221

The following weighted-average assumptions were used for the Black-Scholes valuation of warrants granted in the year ended March 31, 2019:

March 31, 2019
Exercise price	CDN $4.37
Share price on grant date	CDN $3.29
Risk-free interest rate	2.85%
Expected life of warrants	3.0 years
Annualized volatility(1)	100%
Dividend rate	n/a

(1) Expected volatility was determined by reference to historical volatility of similar entities following a comparable period of lives.